Pay vs Performance Disclosure		12 Months Ended
		Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” or “CAP” and certain financial performance of the Company. You should refer to the “Compensation Discussion and Analysis” section in this proxy statement for a description of our pay-for-performance philosophy and how we design our compensation programs to align executive compensation with the Company’s performance.

Pay for Performance Table

The following table shows, for the fiscal years 2024, 2023, 2022 and 2021:

•	the total compensation for our CEO as set forth in the Summary Compensation Table (“SCT”);

•	the CAP for our CEO (as determined under SEC rules);

•	the total compensation for our other NEOs, on an average basis, as set forth in the SCT;

•	the CAP for our other NEOs, on an average basis (as determined under SEC rules);

•	our total shareholder return, or “TSR”;

•	the TSR of the Peer Group we selected, which is the Dow Jones Diversified Industrials Index;

•	our net income (loss); and

•	Adjusted Earnings Per Share, or “Adjusted EPS” – which is the financial performance measure we selected as being the most important measure for linking compensation for our NEOs to company performance.

	Summary		Average Summary	Average	Value of $100 Investment Based on		Net Income	Company
Year	Compensation Table Total for CEO (1)	Compensation Actually Paid for CEO (2)	Compensation Table Total for other NEOs (3)	Compensation Actually Paid for other NEOs (4)	TSR (5)	Peer Group TSR (6)	(loss) in millions (7)	Selected Measure: Adjusted EPS (8)
2024	$16,545,460	$53,367,662	$4,085,163	$9,774,935	$431.70	$204.57	$209.90	$5.12
2023	$13,109,546	$33,349,818	$3,068,733	$6,436,219	$242.24	$137.06	$77.62	$4.54
2022	$14,288,968	$29,725,481	$3,159,809	$5,393,548	$166.95	$99.97	$(191.56)	$4.07
2021	$19,698,397	$28,421,393	$3,603,355	$4,912,235	$127.63	$136.69	$79.21	$1.86

(1)	Our CEO was Ronald J. Kramer for each of 2024, 2023, 2022 and 2021.

(2)	The “compensation actually paid” (or “CAP”) to our CEO reflects the following adjustments from Total Compensation as reported in our Summary Compensation Table for the fiscal years 2024, 2023, 2022 and 2021:

Year	2024	2023	2022	2021
CEO
SCT Total Compensation ($)	16,545,460	13,109,546	14,288,968	19,698,397
Less: Stock Award Values Reported in SCT for the Covered Year ($)	(6,411,093)	(2,432,249)	(3,637,347)	(9,601,339)
Plus: Fair Value for Stock Awards Granted in the Year that are Unvested ($)	5,646,444	4,905,206	5,630,653	10,759,835
Change in Fair Value of Outstanding Stock Awards from Prior Years that are Unvested ($)	23,358,229	15,785,875	12,936,636	7,830,900
Plus: Fair Value of Stock Awards Granted and Vested in the Year	—	—	—	—
Change in Fair Value of Stock Awards Granted that Vested in the Year ($)	14,228,622	1,981,440	506,570	—
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	(266,400)
Value of Dividends Paid on Equity Awards not Reflected in Fair Value or Total Compensation ($)	—	—	—	—
Compensation Actually Paid ($)	53,367,662	33,349,818	29,725,481	28,421,393
(3)	Our other NEOs for each of the fiscal years 2024, 2023, 2022 and 2021 were Robert F. Mehmel, our President and Chief Operating Officer; Brian G. Harris, our Executive Vice President and Chief Financial Officer; and Seth L. Kaplan, our Senior Vice President, General Counsel and Secretary.

(4)	The average CAP to our other NEOs reflects the following adjustments from Total Compensation as reported in our Summary Compensation Table for the fiscal years 2024, 2023, 2022 and 2021:

Year	2024	2023	2022	2021
Other NEOs
Average SCT Total Compensation ($)	4,085,163	3,068,733	3,159,809	3,603,355
Less: Average Stock Award Values Reported in SCT for the Covered Year ($)	(1,923,389)	(822,038)	(1,022,894)	(1,595,332)
Plus: Average Fair Value for Stock Awards Granted in the Year that are Unvested ($)	1,693,983	1,339,696	1,399,524	1,774,842
Average Change in Fair Value of Outstanding Stock Awards from Prior Years that are Unvested ($)	4,110,627	2,527,272	1,744,080	1,133,229
Plus: Average Fair Value of Stock Awards Granted and Vested in the Year	—	—	—	—
Average Change in Fair Value of Stock Awards Granted that Vested in the Year ($)	1,808,551	322,556	113,029	25,741
Less: Average Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	(29,600)
Value of Dividends Paid on Equity Awards not Reflected in Fair Value or Total Compensation ($)	—	—	—	—
Average Compensation Actually Paid ($)	9,774,935	6,436,219	5,393,548	4,912,235

(5)	For each fiscal year, represents our cumulative TSR for the period beginning October 1, 2020 and ending on September 30 of such year, assuming $100 invested in Griffon common stock on October 1, 2020 and reinvestment of all dividends.

(6)	For purposes of this analysis, our peer group TSR is calculated using the Dow Jones Diversified Industrials Index.

(7)	Reflects “Net Income (Loss)” as reported in our Consolidated Income Statements included in our Annual Report on Form 10-K for each of the fiscal years ended September 30, 2024, 2023, 2022 and 2021.

(8)	Company selected measure is Adjusted EPS. For a reconciliation of income (loss) from continuing operations to Adjusted EPS for each of fiscal years 2024, 2023, 2022 and 2021, see Appendix A.

Company Selected Measure Name		Adjusted EPS
Named Executive Officers, Footnote		Our other NEOs for each of the fiscal years 2024, 2023, 2022 and 2021 were Robert F. Mehmel, our President and Chief Operating Officer; Brian G. Harris, our Executive Vice President and Chief Financial Officer; and Seth L. Kaplan, our Senior Vice President, General Counsel and Secretary.
Peer Group Issuers, Footnote		For purposes of this analysis, our peer group TSR is calculated using the Dow Jones Diversified Industrials Index.
PEO Total Compensation Amount	[1]	$ 16,545,460	$ 13,109,546	$ 14,288,968	$ 19,698,397
PEO Actually Paid Compensation Amount	[2]	$ 53,367,662	33,349,818	29,725,481	28,421,393
Adjustment To PEO Compensation, Footnote	The “compensation actually paid” (or “CAP”) to our CEO reflects the following adjustments from Total Compensation as reported in our Summary Compensation Table for the fiscal years 2024, 2023, 2022 and 2021:
Year	2024	2023	2022	2021
CEO
SCT Total Compensation ($)	16,545,460	13,109,546	14,288,968	19,698,397
Less: Stock Award Values Reported in SCT for the Covered Year ($)	(6,411,093)	(2,432,249)	(3,637,347)	(9,601,339)
Plus: Fair Value for Stock Awards Granted in the Year that are Unvested ($)	5,646,444	4,905,206	5,630,653	10,759,835
Change in Fair Value of Outstanding Stock Awards from Prior Years that are Unvested ($)	23,358,229	15,785,875	12,936,636	7,830,900
Plus: Fair Value of Stock Awards Granted and Vested in the Year	—	—	—	—
Change in Fair Value of Stock Awards Granted that Vested in the Year ($)	14,228,622	1,981,440	506,570	—
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	(266,400)
Value of Dividends Paid on Equity Awards not Reflected in Fair Value or Total Compensation ($)	—	—	—	—
Compensation Actually Paid ($)	53,367,662	33,349,818	29,725,481	28,421,393

Non-PEO NEO Average Total Compensation Amount	[3]	$ 4,085,163	3,068,733	3,159,809	3,603,355
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 9,774,935	6,436,219	5,393,548	4,912,235
Adjustment to Non-PEO NEO Compensation Footnote	The average CAP to our other NEOs reflects the following adjustments from Total Compensation as reported in our Summary Compensation Table for the fiscal years 2024, 2023, 2022 and 2021:
Year	2024	2023	2022	2021
Other NEOs
Average SCT Total Compensation ($)	4,085,163	3,068,733	3,159,809	3,603,355
Less: Average Stock Award Values Reported in SCT for the Covered Year ($)	(1,923,389)	(822,038)	(1,022,894)	(1,595,332)
Plus: Average Fair Value for Stock Awards Granted in the Year that are Unvested ($)	1,693,983	1,339,696	1,399,524	1,774,842
Average Change in Fair Value of Outstanding Stock Awards from Prior Years that are Unvested ($)	4,110,627	2,527,272	1,744,080	1,133,229
Plus: Average Fair Value of Stock Awards Granted and Vested in the Year	—	—	—	—
Average Change in Fair Value of Stock Awards Granted that Vested in the Year ($)	1,808,551	322,556	113,029	25,741
Less: Average Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	(29,600)
Value of Dividends Paid on Equity Awards not Reflected in Fair Value or Total Compensation ($)	—	—	—	—
Average Compensation Actually Paid ($)	9,774,935	6,436,219	5,393,548	4,912,235

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Financial Performance Metrics.

Listed below are the financial performance measures which, in our view, represent the most important financial performance measures we used to link compensation actually paid to our named executive officers for 2024 to company performance:

•	Adjusted Earnings Per Share

•	EBITDA

•	Working Capital

•	Return on Invested Capital

•	Relative Total Shareholder Return

Total Shareholder Return Amount	[5]	$ 431.7	242.24	166.95	127.63
Peer Group Total Shareholder Return Amount	[6]	204.57	137.06	99.97	136.69
Net Income (Loss)	[7]	$ 209.9	$ 77.62	$ (191.56)	$ 79.21
Company Selected Measure Amount	[8]	5.12	4.54	4.07	1.86
PEO Name		Ronald J. Kramer
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name		EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name		Working Capital
Measure:: 4
Pay vs Performance Disclosure
Name		Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
PEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (6,411,093)	$ (2,432,249)	$ (3,637,347)	$ (9,601,339)
PEO | Fair Value for Stock Awards Granted in the Year that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,646,444	4,905,206	5,630,653	10,759,835
PEO | Change in Fair Value of Outstanding Stock Awards from Prior Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		23,358,229	15,785,875	12,936,636	7,830,900
PEO | Fair Value of Stock Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value of Stock Awards Granted that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,228,622	1,981,440	506,570
PEO | Fair Value of Stock Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(266,400)
PEO | Value of Dividends Paid on Equity Awards not Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,923,389)	(822,038)	(1,022,894)	(1,595,332)
Non-PEO NEO | Fair Value for Stock Awards Granted in the Year that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,693,983	1,339,696	1,399,524	1,774,842
Non-PEO NEO | Change in Fair Value of Outstanding Stock Awards from Prior Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,110,627	2,527,272	1,744,080	1,133,229
Non-PEO NEO | Fair Value of Stock Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value of Stock Awards Granted that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,808,551	322,556	113,029	25,741
Non-PEO NEO | Fair Value of Stock Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(29,600)
Non-PEO NEO | Value of Dividends Paid on Equity Awards not Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	Our CEO was Ronald J. Kramer for each of 2024, 2023, 2022 and 2021.
[2]	The “compensation actually paid” (or “CAP”) to our CEO reflects the following adjustments from Total Compensation as reported in our Summary Compensation Table for the fiscal years 2024, 2023, 2022 and 2021:
Year	2024	2023	2022	2021
CEO
SCT Total Compensation ($)	16,545,460	13,109,546	14,288,968	19,698,397
Less: Stock Award Values Reported in SCT for the Covered Year ($)	(6,411,093)	(2,432,249)	(3,637,347)	(9,601,339)
Plus: Fair Value for Stock Awards Granted in the Year that are Unvested ($)	5,646,444	4,905,206	5,630,653	10,759,835
Change in Fair Value of Outstanding Stock Awards from Prior Years that are Unvested ($)	23,358,229	15,785,875	12,936,636	7,830,900
Plus: Fair Value of Stock Awards Granted and Vested in the Year	—	—	—	—
Change in Fair Value of Stock Awards Granted that Vested in the Year ($)	14,228,622	1,981,440	506,570	—
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	(266,400)
Value of Dividends Paid on Equity Awards not Reflected in Fair Value or Total Compensation ($)	—	—	—	—
Compensation Actually Paid ($)	53,367,662	33,349,818	29,725,481	28,421,393

[3]	Our other NEOs for each of the fiscal years 2024, 2023, 2022 and 2021 were Robert F. Mehmel, our President and Chief Operating Officer; Brian G. Harris, our Executive Vice President and Chief Financial Officer; and Seth L. Kaplan, our Senior Vice President, General Counsel and Secretary.
[4]	The average CAP to our other NEOs reflects the following adjustments from Total Compensation as reported in our Summary Compensation Table for the fiscal years 2024, 2023, 2022 and 2021:
Year	2024	2023	2022	2021
Other NEOs
Average SCT Total Compensation ($)	4,085,163	3,068,733	3,159,809	3,603,355
Less: Average Stock Award Values Reported in SCT for the Covered Year ($)	(1,923,389)	(822,038)	(1,022,894)	(1,595,332)
Plus: Average Fair Value for Stock Awards Granted in the Year that are Unvested ($)	1,693,983	1,339,696	1,399,524	1,774,842
Average Change in Fair Value of Outstanding Stock Awards from Prior Years that are Unvested ($)	4,110,627	2,527,272	1,744,080	1,133,229
Plus: Average Fair Value of Stock Awards Granted and Vested in the Year	—	—	—	—
Average Change in Fair Value of Stock Awards Granted that Vested in the Year ($)	1,808,551	322,556	113,029	25,741
Less: Average Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	(29,600)
Value of Dividends Paid on Equity Awards not Reflected in Fair Value or Total Compensation ($)	—	—	—	—
Average Compensation Actually Paid ($)	9,774,935	6,436,219	5,393,548	4,912,235

[5]	For each fiscal year, represents our cumulative TSR for the period beginning October 1, 2020 and ending on September 30 of such year, assuming $100 invested in Griffon common stock on October 1, 2020 and reinvestment of all dividends.
[6]	For purposes of this analysis, our peer group TSR is calculated using the Dow Jones Diversified Industrials Index.
[7]	Reflects “Net Income (Loss)” as reported in our Consolidated Income Statements included in our Annual Report on Form 10-K for each of the fiscal years ended September 30, 2024, 2023, 2022 and 2021.
[8]	(8)Company selected measure is Adjusted EPS. For a reconciliation of income (loss) from continuing operations to Adjusted EPS for each of fiscal years 2024, 2023, 2022 and 2021, see Appendix A.